                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C.  20524

              Report of the Calendar Quarter Ending June 30, 2001

                      If amended report check here:  _____

Name of Institutional Investment Manager:
  Appleton Partners, Inc.                 S.E.C. File Number 28-6694
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Business Address:

45 Milk Street              Boston         MA              02109
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Street                       City         State             Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President                 (617)338-0700
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ATTENTION - Intentional misstatements of omissions of facts constitute
            Federal Criminal Violations. Sec 18 U.S.C. 1991 and
            15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 10h day of August, 2001.

                                         Appleton Partners, Inc.
                                         -----------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         -------------------------
                                         By:  Douglas C. Chamberlain

                                       1
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                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     145
Form 13F Information Table Value Total:     343,191,434 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

       NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.                  Form 13F file number                         Name

_________       _______________________________               ______________

                            APPLETON PARTNERS, INC.
                        DISCRETIONARY OWNERSHIP FOR 13F
                              AS OF June 30, 2001

                                                                                       INVESTMENT                   VOTING
                                                                                       DISCRETION                 AUTHORITY
                                                                                 ---------------------    -----------------------
                                TITLE                      FAIR     SHARES OR                 SHARED
                                  OF          CUSIP       MARKET    PRINCIPAL    SOLE   SHARED  OTHER     SOLE    SHARED     NONE
      NAME OF ISSUER            CLASS        NUMBER       VALUE       AMOUNT     (A)     (B)     (C)       (A)      (B)       (C)
      --------------            -----        ------       -----       ------     ----   ------  ------    ----    ------     ----
AOL TIME WARNER                COMMON       00184A105    3,841,122     72,474      X                        X
AT&T WIRELESS GROUP            COMMON       001957406      289,935     17,733      X                        X
ABBOTT LABS                    COMMON       002824100    4,061,280     84,610      X                        X
ADVANCED MICRO DEVICES         COMMON       007903107      225,420      7,800      X                        X
AGILENT TECHNOLOGIES INC       COMMON       00846U101      737,165     22,682      X                        X
ALLIANCE CAPITAL MGMT HOLDING  COMMON       01855A101      715,249     13,480      X                        X
ALLSTATE CORP                  COMMON       020002101      448,698     10,200      X                        X
AMERICAN EXPRESS CO            COMMON       025816109    7,903,172    203,690      X                        X
AMERICAN HOME PRODS CORP       COMMON       026609107    4,462,004     75,949      X                        X
AMERICAN INTL GROUP INC        COMMON       026874107   11,423,389    134,377      X                        X
AMGEN INC                      COMMON       031162100      746,182     12,297      X                        X
ANALOG DEVICES                 COMMON       032654105      298,425      6,900      X                        X
APPLERA CORPORATION APPLIED BI COMMON       038020103      338,387     12,650      X                        X
APPLIED MATLS INC              COMMON       038222105    3,931,142     80,064      X                        X
ATLAS CONSOLIDATED MNG & DEV-B COMMON       049249303          383     76,533      X                        X
AUTOMATIC DATA PROCESSING      COMMON       053015103      438,602      8,825      X                        X
AVERY DENNISON CORP            COMMON       053611109      204,200      4,000      X                        X
AVON PRODS INC                 COMMON       054303102    1,924,091     41,575      X                        X
BP P.L.C. ADR                  COMMON       055622104    1,322,919     26,538      X                        X
BATTLE MOUNTAIN BMG 6.000% 01/ CONVERT      071593AA5       35,500     50,000      X                        X
BELLSOUTH CORP                 COMMON       079860102    1,316,587     32,694      X                        X
BERKSHIRE HATHAWAY INC CL B    COMMON       084670207      692,300        301      X                        X
BEST BUY INC                   COMMON       086516101      875,115     13,777      X                        X
BOEING CO                      COMMON       097023105      539,654      9,706      X                        X
BRISTOL MYERS SQUIBB CO        COMMON       110122108    3,109,130     59,448      X                        X
CVS CORP                       COMMON       126650100    4,435,989    114,922      X                        X


                                                                                       INVESTMENT                   VOTING
                                                                                       DISCRETION                 AUTHORITY
                                                                                 ---------------------    -----------------------
                                TITLE                      FAIR     SHARES OR                 SHARED
                                  OF          CUSIP       MARKET    PRINCIPAL    SOLE   SHARED  OTHER     SOLE    SHARED     NONE
      NAME OF ISSUER            CLASS        NUMBER       VALUE       AMOUNT     (A)     (B)     (C)       (A)      (B)       (C)
      --------------            -----        ------       -----       ------     ----   ------  ------    ----    ------     ----
CALPINE CORP                   COMMON       131347106      294,840      7,800      X                        X
CHEVRON CORP                   COMMON       166751107      662,822      7,324      X                        X
CISCO SYS INC                  COMMON       17275R102    5,488,665    301,575      X                        X
CITIGROUP                      COMMON       172967101    4,325,165     81,854      X                        X
COCA COLA CO                   COMMON       191216100    2,808,900     62,420      X                        X
COLGATE PALMOLIVE CO           COMMON       194162103      254,778      4,319      X                        X
DELL COMPUTER CORP             COMMON       247025109      202,009      7,725      X                        X
DELTA AIRLINES 8.125% SERIES P PREFERR      247361405      276,390     11,100      X                        X
DIGITAL LIGHTWAVE INC          COMMON       253855100      698,359     18,895      X                        X
DISNEY (WALT) COMPANY          COMMON       254687106    1,819,174     62,969      X                        X
DU PONT E I DE NEMOURS         COMMON       263534109      338,548      7,018      X                        X
E M C CORP                     COMMON       268648102    5,764,678    197,083      X                        X
EATON VANCE CORP               COMMON       278265103      208,800      6,000      X                        X
EL PASO CORPORATION            COMMON       28336L109    1,098,559     20,909      X                        X
ELAN CORP PLC ADR              COMMON       284131208      240,950      3,950      X                        X
EMERSON ELEC CO                COMMON       291011104      394,823      6,526      X                        X
ENERGAS RES INC                COMMON       29265E108        7,000     20,000      X                        X
ENRON CORP                     COMMON       293561106      489,772      9,975      X                        X
EXXON MOBIL CORPORATION        COMMON       30231G102   16,488,666    377,531      X                        X
FANNIE MAE                     COMMON       313586109    1,008,431     11,843      X                        X
FEDERATED INVESTORS            COMMON       314211103      201,250      6,250      X                        X
FIRST UNION CORP               COMMON       337358105      284,586      8,145      X                        X
FLEETBOSTON FINANCIAL CORP     COMMON       339030108    8,222,366    208,425      X                        X
FOREST LABS INC                COMMON       345838106    2,098,050     29,550      X                        X
GANNETT INC                    COMMON       364730101      465,979      7,071      X                        X
GENERAL ELECTRIC               COMMON       369604103   23,522,362    482,510      X                        X
GENERAL MOTORS CL H            COMMON       370442832    2,083,539     99,882      X                        X
GENZYME CORP                   COMMON       372917104      213,500      3,500      X                        X
GILLETTE CO                    COMMON       375766102    3,007,597    103,746      X                        X
GLAXOSMITHKLINE PLC SPONSORED  COMMON       37733W105      210,638      3,748      X                        X
HALLIBURTON CO                 COMMON       406216101    2,866,512     80,520      X                        X
HARLEY DAVIDSON INC            COMMON       412822108      616,748     13,100      X                        X
HARRIS CAPITAL CORP PFD SER A  PREFERR      414567206      212,925      8,500      X                        X
HEALTH MGMT ASSOC              COMMON       421933102    1,512,776     71,900      X                        X
HEWLETT PACKARD CO             COMMON       428236103    4,477,788    156,566      X                        X
HOME DEPOT INC                 COMMON       437076102    8,222,266    176,633      X                        X
HONEYWELL INT'L INC            COMMON       438516106      213,439      6,100      X                        X


                                                                                       INVESTMENT                   VOTING
                                                                                       DISCRETION                 AUTHORITY
                                                                                 ---------------------    -----------------------
                                TITLE                      FAIR     SHARES OR                 SHARED
                                  OF          CUSIP       MARKET    PRINCIPAL    SOLE   SHARED  OTHER     SOLE    SHARED     NONE
      NAME OF ISSUER            CLASS        NUMBER       VALUE       AMOUNT     (A)     (B)     (C)       (A)      (B)       (C)
      --------------            -----        ------       -----       ------     ----   ------  ------    ----    ------     ----
ILLINOIS TOOL WKS              COMMON       452308109    1,055,338     16,672      X                        X
INTEL CORP                     COMMON       458140100   14,757,736    504,538      X                        X
I B M                          COMMON       459200101    2,049,142     18,134      X                        X
J.P. MORGAN CHASE & CO         COMMON       46625H100    3,309,588     74,206      X                        X
JOHNSON & JOHNSON              COMMON       478160104    5,633,400    112,668      X                        X
KEYCORP NEW                    COMMON       493267108      287,279     11,028      X                        X
LILLY, ELI AND COMPANY         COMMON       532457108    5,053,682     68,293      X                        X
LOWES COS INC                  COMMON       548661107      279,317      7,700      X                        X
LUCENT TECHNOLOGIES INC        COMMON       549463107      118,474     19,078      X                        X
MGIC INVESTMENT CORP           COMMON       552848103      450,368      6,200      X                        X
MASCOTECH INC 4.500% 12/15/03  CONVERT      574670AB1       56,880     72,000      X                        X
MCDONALDS CORP                 COMMON       580135101      494,657     18,280      X                        X
MCGRAW-HILL COMPANIES INC      COMMON       580645109      873,709     13,208      X                        X
MEDIAONE FIN TR 9.040% PFD     PREFERR      584458202      205,983      8,100      X                        X
MEDTRONIC INC                  COMMON       585055106    2,434,573     52,914      X                        X
MERCK & CO INC                 COMMON       589331107   11,538,375    180,541      X                        X
MERRILL LYNCH & CO             COMMON       590188108   10,297,650    173,800      X                        X
MERRILL LYNCH MUN BD FD        MUTUAL       590193108      116,365     15,132      X                        X
MERRILL LYNCH PFD CAP TR II 8. PREFERR      59021C203      251,189      9,650      X                        X
ML CAPITAL TRUST 7.280% PFD    PREFERR      59021K205      643,014     25,700      X                        X
MICROSOFT CORP                 COMMON       594918104    8,764,964    120,068      X                        X
MILLIPORE CORP                 COMMON       601073109    1,781,677     28,746      X                        X
MINNESOTA MNG & MFG CO         COMMON       604059105      683,801      5,993      X                        X
MOTOROLA INC                   COMMON       620076109      225,216     13,600      X                        X
NINE WEST GROUP 5.500% 07/15/0 CONVERT      65440DAC6      142,500    150,000      X                        X
NOKIA CORP ADR                 COMMON       654902204      358,413     16,152      X                        X
NORTEL NETWORKS CORP           COMMON       656568102    1,476,911    163,556      X                        X
NORTHERN TRUST CORP            COMMON       665859104      532,250      8,516      X                        X
OFFICE DEPOT                   COMMON       676220106      209,676     20,200      X                        X
OMNICOM GROUP                  COMMON       681919106    2,784,250     32,375      X                        X
ORACLE SYS CORP                COMMON       68389X105    2,037,997    107,263      X                        X
PNC FINANCIAL CORP             COMMON       693475105      563,689      8,568      X                        X
PEPSICO INC                    COMMON       713448108    1,869,660     42,300      X                        X
PFIZER INC                     COMMON       717081103    8,852,051    221,025      X                        X
PHARMACIA CORP                 COMMON       71713U102      873,188     19,003      X                        X
PHILIP MORRIS COS              COMMON       718154107    1,547,875     30,500      X                        X
PROCTER & GAMBLE COMPANY       COMMON       742718109    2,461,787     38,586      X                        X


                                                                                       INVESTMENT                   VOTING
                                                                                       DISCRETION                 AUTHORITY
                                                                                 ---------------------    -----------------------
                                TITLE                      FAIR     SHARES OR                 SHARED
                                  OF          CUSIP       MARKET    PRINCIPAL    SOLE   SHARED  OTHER     SOLE    SHARED     NONE
      NAME OF ISSUER            CLASS        NUMBER       VALUE       AMOUNT     (A)     (B)     (C)       (A)      (B)       (C)
      --------------            -----        ------       -----       ------     ----   ------  ------    ----    ------     ----
QUANTUM CORP 7.000% 08/01/04   CONVERT      747906AC9    1,842,375  2,125,000      X                        X
QWEST COMMUNICATIONS           COMMON       749121109      875,023     27,456      X                        X
T. ROWE PRICE INTL FUND        MUTUAL       77956H203      792,083     65,192      X                        X
ROYAL DUTCH PETRO              COMMON       780257804      819,975     14,072      X                        X
SBC COMMUNICATIONS INC         COMMON       78387G103    2,397,110     59,838      X                        X
SPDR TR UNIT SER 1             COMMON       78462F103      386,190      3,150      X                        X
SANMINA CORP                   COMMON       800907107    9,586,208    409,492      X                        X
SARA LEE CORP                  COMMON       803111103      684,776     36,155      X                        X
SCHERING PLOUGH CORP           COMMON       806605101      791,554     21,842      X                        X
SCHLUMBERGER LTD               COMMON       806857108    2,843,521     54,008      X                        X
SCRIPPS (E.W)                  COMMON       811054204    1,566,645     22,705      X                        X
SCUDDER INTL FD INC COM        MUTUAL       811165109      213,759      5,098      X                        X
SEA CONTAINERS LTD CL A        COMMON       811371707      672,984     35,950      X                        X
SHELL TRANS & TRADING LTD      COMMON       822703609      203,877      4,050      X                        X
STATE STREET CORP              COMMON       857477103    3,499,834     70,718      X                        X
STOCKER & YALE INC             COMMON       86126T203      799,757     74,396      X                        X
SUN MICROSYSTEMS INC           COMMON       866810104    9,152,766    582,237      X                        X
SYMANTEC CORP                  COMMON       871503108    5,817,455    133,153      X                        X
SYMBOL TECHNOLOGIES            COMMON       871508107      227,261     10,237      X                        X
TDS CAPITAL I 8.500% PFD       PREFERR      87235W202      325,404     13,100      X                        X
TMP WORLDWIDE                  COMMON       872941109      312,000      5,200      X                        X
TARGET CORP                    COMMON       87612E106    1,333,484     38,540      X                        X
TELLABS INC                    COMMON       879664100      425,003     21,930      X                        X
TERADYNE INC                   COMMON       880770102    5,888,820    168,252      X                        X
TEVA PHARMACEUTICAL INDS LTD A COMMON       881624209      317,730      5,100      X                        X
TEXACO INC                     COMMON       881694103      570,410      8,557      X                        X
TEXAS INSTRUMENTS              COMMON       882508104    3,490,881    109,432      X                        X
TOLL BROTHERS                  COMMON       889478103    3,031,980     77,130      X                        X
TRANSCANADA PIPE 8.250% PFD    PREFERR      893526723      341,280     13,500      X                        X
TRIBUNE CO                     COMMON       896047107    8,255,743    206,342      X                        X
TYCO INTL                      COMMON       902124106      532,944      9,777      X                        X
UNION PAC CORP                 COMMON       907818108      285,532      5,200      X                        X
UNITED TECHNOLOGIES CORP       COMMON       913017109    1,816,555     24,796      X                        X
UNITED HEALTH GROUP INC        COMMON       91324P102      308,750      5,000      X                        X
VERIZON COMMUNICATIONS         COMMON       92343V104    1,853,133     34,638      X                        X
VIACOM INC CLASS B             COMMON       925524308      501,716      9,695      X                        X
VODAFONE GROUP PLC SPONS ADR   COMMON       92857W100      250,052     11,188      X                        X


                                                                                       INVESTMENT                   VOTING
                                                                                       DISCRETION                 AUTHORITY
                                                                                 ---------------------    -----------------------
                                TITLE                      FAIR     SHARES OR                 SHARED
                                  OF          CUSIP       MARKET    PRINCIPAL    SOLE   SHARED  OTHER     SOLE    SHARED     NONE
      NAME OF ISSUER            CLASS        NUMBER       VALUE       AMOUNT     (A)     (B)     (C)       (A)      (B)       (C)
      --------------            -----        ------       -----       ------     ----   ------  ------    ----    ------     ----
WAL MART STORES INC            COMMON       931142103    1,401,731     28,724      X                        X
WELLS FARGO COMPANY            COMMON       949746101    2,109,779     45,440      X                        X
WILLIAMS COS INC               COMMON       969457100      267,883      8,130      X                        X
WORLDCOM INC                   COMMON       98157D106    1,888,600    133,000      X                        X
XO COMMUNICATIONS INC CL A     COMMON       983764101       19,200     10,000      X                        X
TRANSOCEAN SEDCO FOREX INC     COMMON       G90078109      223,657      5,422      X                        X
CHECK POINT SOFTWARE TECHNOLOG COMMON       M22465104    3,499,444     69,200      X                        X
FLEXTRONICS                    COMMON       Y2573F102   10,074,256    385,839      X                        X


                                                       343,191,434